11. SIGNIFICANT EVENTS	6 Months Ended
Jun. 30, 2015
Quarterly Report
11. SIGNIFICANT EVENTS

NOTE 11 - SIGNIFICANT EVENTS

From April 1, 2015 through April 17, 2015, the Company completed an offering of 960,933 restricted shares of the Company’s common stock, par value $0.001 per share to certain accredited and unaccredited investors. The shares were offered pursuant to subscription agreements with each investor for aggregate gross proceeds to the Company of $576,200. The Company compensated Chardan Capital $20,000 cash and 262,560 shares of common stock as commission for this placement.

From April 1, 2015 to June 30, 2015, the Company issued 3,020,828 shares of common stock: 200,000 shares for the conversion of a debenture with a face value of $20,000 at $0.10 per share, 224,000 shares to the $0.50 round investors from January to March 2015, 960,337 shares to the $0.60 round investors during April 2015, 262,650 shares to Chardan Capital for placement agent services, 936,341 shares for the exercise of $0.001 warrants, and 600,000 shares for the exercise of the $0.40 financing warrants.

On April 28, 2015, the Company entered into a consulting agreement with Torrey Hills Capital. Under the terms of the agreement, Torrey Hills Capital is to receive 75,000 shares of common stock and $5,000 per month for setting-up non-deal roadshows for the Company. These shares were issued on June 3, 2015.

From April 1 to June 30, 2015, 750,000 warrants previously issued as part of our offering in March 2014 were exercised at an exercise price of $0.40 per share for proceeds of $300,000, of which $295,000 was received during the second quarter of 2015 and the remaining $5,000 was received during Q3.

From April 1 to June 30, 2015, 936,341 of warrants previously issued as part of our offering in March 2014 were exercised at an exercise price of $0.001 per share for proceeds of $936.34.

On May 12, 2015, the Company entered into a consulting agreement with Caro Capital. Under the terms of the agreement, Caro is to receive 200,000 shares of common stock and $2,000 per month for setting-up non-deal roadshows for the Company for a period of one year. These shares were issued on June 3, 2015.

On June 15, 2015, the Company entered into a consulting agreement with Demeter Capital. Under the terms of the agreement, Demeter Capital is to receive 100,000 shares of common stock for introductions to investors.

On June 19, 2015, the Company retained Mr. Daniel C. Hunt as Chief Operating Officer of the Company, effective immediately. Mr. Hunt succeeds Ms. Hyler Fortier, who resigned as Chief Operating Officer of the Company as of that same date. Ms. Fortier will continue with the Company as the Company’s Director of Branding, a non-executive role. Mr. Hunt will receive a salary of $78,000 per year and is an “at-will” agreement and may be terminated by either party with or without cause with one (1) month’s written notice. No retirement plan, health insurance or other employee benefits were awarded to Mr. Hunt and he shall serve at the direction of the Company’s Chief Executive Officer and Board.

From June 10 to June 30, 2015, the Company sold 606,669 shares of unregistered common stock for gross proceeds of $455,000, of which $380,000 was received by June 30, 2015.

On June 30, 2015, the Company had recorded 150,000 registered common shares to be issued for the exercise of $0.40 warrants, 606,669 unregistered common stock to be issued for purchasers of the $0.75 private placement, and 100,000 unregistered common shares to be issued to Demeter Capital for services rendered.